Intangible assets - Reconciliation of intangible assets (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of intangible assets
Opening net book amount			£ 775,170	£ 768,857
Additions			79,824	104,965
Disposals			(13,519)	(51,902)
Amortization charge	£ (32,459)	£ (31,257)	(64,002)	(63,444)
Closing net book amount	777,473	758,476	777,473	758,476
Cost / gross value
Reconciliation of intangible assets
Opening net book amount			1,267,525	1,207,745
Closing net book amount	1,303,033	1,207,618	1,303,033	1,207,618
Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount			(492,355)	(438,888)
Closing net book amount	(525,560)	(449,142)	(525,560)	(449,142)
Goodwill
Reconciliation of intangible assets
Opening net book amount			421,453	421,453
Closing net book amount	421,453	421,453	421,453	421,453
Goodwill | Cost / gross value
Reconciliation of intangible assets
Opening net book amount			421,453	421,453
Closing net book amount	421,453	421,453	421,453	421,453
Registrations
Reconciliation of intangible assets
Opening net book amount			346,872	338,762
Additions			78,895	103,489
Disposals			(13,519)	(51,902)
Amortization charge			(61,896)	(61,172)
Closing net book amount	350,352	329,177	350,352	329,177
Registrations | Cost / gross value
Reconciliation of intangible assets
Opening net book amount			831,275	772,328
Closing net book amount	866,019	772,089	866,019	772,089
Registrations | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount			(484,403)	(433,566)
Closing net book amount	(515,667)	(442,912)	(515,667)	(442,912)
Other intangible assets
Reconciliation of intangible assets
Opening net book amount			6,845	8,642
Additions			929	1,476
Amortization charge			(2,106)	(2,272)
Closing net book amount	5,668	7,846	5,668	7,846
Other intangible assets | Cost / gross value
Reconciliation of intangible assets
Opening net book amount			14,797	13,964
Closing net book amount	15,561	14,076	15,561	14,076
Other intangible assets | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount			(7,952)	(5,322)
Closing net book amount	£ (9,893)	£ (6,230)	£ (9,893)	£ (6,230)